Notes to Cash Flows	12 Months Ended
Dec. 31, 2021
Cash Flows Explanatory Notes [Abstract]
Notes to Cash Flows
35. NOTES TO CASH FLOWS
Changes in liabilities arising from financing activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the Consolidated Statement of Changes in Equity.

												Group
						2021						2020
	Balance sheet line item						Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total(1)

	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	35,566	2,556	2,191	97	—	40,410	41,129	3,528	2,191	137	—	46,985
Proceeds from issue of debt securities	2,872	—	—	—	—	2,872	5,602	—	—	—	—	5,602
Repayment of debt securities	(11,910)	—	—	—	—	(11,910)	(11,378)	—	—	—	—	(11,378)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)	—	(659)	—	—	—	(659)
Issue of other equity instruments	—	—	450	—	—	450	—	—	—	—	—	—
Repurchase of other equity instruments	—	—	(500)	—	—	(500)	—	—	—	—	—	—
Payment of lease liability	—	—	—	(25)	—	(25)	—	—	—	(45)	—	(45)
Dividends paid	—	—	—	—	(1,494)	(1,494)	—	—	—	—	(292)	(292)
Liability-related other changes	(447)	(4)	—	60	—	(391)	(250)	(10)	—	5	—	(255)
Non-cash changes:
–Unrealised foreign exchange	(806)	6	—	—	—	(800)	376	22	—	—	—	398
–Other changes	245	(326)	50	—	1,494	1,463	87	(325)	—	—	292	54
At 31 December	25,520	2,228	2,191	132	—	30,071	35,566	2,556	2,191	97	—	40,410
(1) Restated for 2020 to include changes in liabilities arising from financing activities relating to lease liabilities.
In addition, in 2021, there was a disposal of non-controlling interests of £181m .

Footnotes to the consolidated cash flow
For 2021, Principal elements of lease payments are included as a separate line item in the Consolidated Cash Flow Statement. As a result, cash flows of £45m for 2020 (2019: £54m) have been reclassified from 'Other liabilities' within operating activities to 'Principal elements of lease payments' within financing activities. Total cash outflow for leases was £28m (2020: £48m).
Net cash flows from operating activities includes interest received of £4,806m (2020: £5,139m, 2019: £5,801m), interest paid of £1,064m (2020: £1,857m, 2019: £2,538m) and dividends received of £nil (2020: £nil, 2019: £nil).

Restatements in the consolidated cash flow
Reverse repurchase agreements with a contractual maturity of greater than 3 months and repurchase agreements were previously included in cash and cash equivalents. In 2021, such agreements are no longer included in cash and cash equivalents, and line items have been added in the cash flow statement within ‘net change in operating assets and liabilities’ for ‘reverse repurchase agreements - non trading’ and ‘repurchase agreements - non trading’. As a result, cash and cash equivalents for 2020 and 2019 have been restated by £2,100m and £1,134m respectively.

Footnotes to the Company cash flow
For 2021, Principal elements of lease payments are included as a separate line item in the Consolidated Cash Flow Statement. As a result, cash flows of £43m for 2020 (2019: £53m) have been reclassified from 'Other liabilities' within operating activities to 'Principal elements of lease payments' within financing activities. Total cash outflow for leases was £25m (2020: £46m).
Net cash flows from operating activities includes interest received of £4,945m (2020: £5,313m, 2019: £6,032m), interest paid of £1,490m (2020: £2,542m,2019: £3,206m) and dividends received of £230m (2020: £nil, 2019: £nil).

Restatements in the Company cash flow
Reverse repurchase agreements with a contractual maturity of greater than 3 months and repurchase agreements were previously included in cash and cash equivalents. In 2021, such agreements are no longer included in cash and cash equivalents, and line items have been added in the cash flow statement within ‘net change in operating assets and liabilities’ for ‘reverse repurchase agreements - non trading’ and ‘repurchase agreements - non trading’. As a result, cash and cash equivalents for 2020 and 2019 have been restated by £2,096m and £1,128m respectively.